Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Carrying Amounts of Lease Liabilities and the Movements - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Carrying Amounts of Lease Liabilities and the Movements [Abstract]
At beginning of year	$ 368,747	$ 38,153
Additions to lease liabilities	110,206	427,672
Interest charged	13,139	11,550
Payment made	(224,309)	(109,219)
Exchange realignment	461	591
Disposal of subsidiaries (note 24)	(134,965)
At end of year	$ 133,279	$ 368,747